Concentrations, Risks and Uncertainties	12 Months Ended
Oct. 31, 2025
Concentrations, Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES

NOTE 15 – CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

Cash deposits with banks are held in financial institutions in China, which deposits are not federally insured. Accordingly, the Company has a concentration of credit risk related to the uninsured part of bank deposits.

In addition, the Company’s credit risk also relates to accounts receivable and other receivables. The Company has made prudent impairment provisions for other accounts receivable, which is a proactive and prudent accounting treatment rather than an indication of significant credit risk. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Liquidity risk

The Company faces potential liquidity risk factors including continuous negative operating cash flow, and uncertain financing capacity, which may affect its ability to meet short-term obligations. To mitigate these, the Company has optimized working capital management, and expanded financing channels effectively. These measures have ensured sufficient liquidity, so the Company’s liquidity risk is well-controlled and does not pose any issues.

Concentration

The Company has a concentration risk related to suppliers and customers. Failure to maintain existing relationships with the suppliers or customers to establish new relationships in the future could negatively affect the Company’s ability to obtain goods sold to customers in a price advantage and timely manner. If the Company is unable to obtain ample supply of goods from existing suppliers or alternative sources of supply, the Company may be unable to satisfy the orders from its customers, which could materially and adversely affect revenues.

In 2025 and 2024, revenue derived from the Company’s top five customers accounted for 78.78% and 93.18% of total revenue, respectively.

Disclosure of details regarding the Company’s top five customers in respect of the concentration of sales revenues generated from third-party customers:

	Years Ended
	October 31, 2025		October 31, 2024		October 31, 2023
Customer A	-	-%	412,146	29.44%	-	-%
Customer B	-	-%	333,450	23.82%	-	-%
Customer E	-	-%	245,577	17.54%	-	-%
Customer F	-	-%	192,890	13.78%	-	-%
Customer G	972,280	33.73%	120,362	8.60%	-	-%
Customer C	377,417	13.09%	-	-%	-	-%
Customer D	367,744	12.76%	-	-%	-	-%
Customer H	301,093	10.44%	-	-%	-	-%
Customer I	252,573	8.76%	-	-%	-	-%
Total	2,271,107	78.78%	1,304,425	93.18%	-	-%

In 2025 and 2024, cost of revenue derived from the Company’s top five suppliers accounted for 75.19% and 99.99% of total cost of revenue, respectively.

Disclosure of details regarding the Company’s top five suppliers in respect of the concentration of sales costs generated from third-party suppliers:

	Years Ended
	October 31, 2025		October 31, 2024		October 31, 2023
Supplier A	619,696	21.65%	724,785	54.58%	-	-%
Supplier B	367,950	12.85%	403,820	30.41%	-	-%
Supplier C	641,949	22.42%	199,173	15.00%	-	-%
Supplier D	266,778	9.32%	-	-%	-	-%
Supplier E	256,240	8.95%	-	-%	-	-%
Total	2,152,613	75.19%	1,327,778	99.99%	-	-%